Goodwill and Identifiable Intangible Assets - Summarize of Identifiable Intangible Assets with Definite and Indefinite Useful Lives (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Finite And Infinite Lived Intangible Assets [Line Items]
Pre-tax impairment charge of indefinite lived intangible assets		$ 189
Trademarks and trade names [Member]
Finite And Infinite Lived Intangible Assets [Line Items]
Pre-tax impairment charge of indefinite lived intangible assets	441	189
Impairment recorded	779
In Process Research and Development [Member]
Finite And Infinite Lived Intangible Assets [Line Items]
Impairment recorded	22
Impairment recorded, net of taxes	$ 14